Related Party Transactions (Details) - Schedule of loan to related franchisees - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	$ 17,678,913	$ 16,591,780
Discount	2,076,767	1,949,060
Allowance	7,309,516	832,170
Net	8,292,630	13,810,550
Jiangsu Changshu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	356,190	268,886
Discount	41,842	31,587
Allowance	208,300	9,680
Net	106,048	227,619
Shandong Dongming [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	627,826	596,145
Discount	73,752	70,030
Allowance	211,033	23,846
Net	343,041	502,269
Jiangxi Gao’an [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	605,621	495,861
Discount	71,143	58,250
Allowance	287,121	19,834
Net	247,357	417,777
Hunan Huaihua [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	719,814	294,331
Discount	84,558	34,575
Allowance	254,690	10,596
Net	380,566	249,160
Jiangxi Jiujiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	279,279	446,122
Discount	32,807	52,407
Allowance	171,188	17,845
Net	75,284	375,870
Hunan Liuyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	413,509	580,250
Discount	48,576	68,163
Allowance	223,766	23,210
Net	141,167	488,877
Hunan Loudi [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	540,686	583,945
Discount	63,515	68,597
Allowance	232,408	23,358
Net	244,763	491,990
Hunan Pingjiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	392,004	564,977
Discount	46,049	66,369
Allowance	175,230	22,599
Net	170,725	476,009
Jiangxi Pingxiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	583,694	694,826
Discount	68,567	81,622
Allowance	299,055	27,793
Net	216,072	585,411
Henan Puyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	645,124	982,189
Discount	75,784	115,379
Allowance	245,216	39,288
Net	324,124	827,522
Fujian Quanzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	437,376	439,717
Discount	51,379	51,654
Allowance	288,737	35,177
Net	97,260	352,886
Jiangxi Wanzai [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	512,867	557,532
Discount	60,247	65,494
Allowance	207,450	22,301
Net	245,170	469,737
Jiangxi Xinyu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	921,187	1,191,815
Discount	108,213	140,004
Allowance	338,524	47,673
Net	474,450	1,004,138
Jiangxi Yichun [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	95,301	102,590
Discount	11,195	12,051
Allowance	50,234	2,873
Net	33,872	87,666
Jiangxi Yudu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	565,823	555,343
Discount	66,468	65,236
Allowance	264,583	22,214
Net	234,772	467,893
Guangdong Zengcheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	456,895	544,391
Discount	53,672	63,950
Allowance	294,661	21,776
Net	108,562	458,665
Jiangxi Shanggao [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	594,055	425,216
Discount	69,784	49,950
Allowance	177,529	17,009
Net	346,742	358,257
Shandong Heze [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	856,193	750,382
Discount	100,578	88,148
Allowance	323,148	30,015
Net	432,467	632,219
Jiangxi Ganzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	121,328	122,834
Discount	14,253	14,429
Allowance	62,408	6,879
Net	44,667	101,526
Anhui Fuyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		31,266
Discount		3,672
Allowance		1,876
Net		25,718
Hunan Liling [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	66,105	75,443
Discount	7,765	8,862
Allowance	20,696	4,527
Net	37,644	62,054
Hunan Zhuzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	130,479	109,828
Discount	15,328	12,902
Allowance	54,913	7,688
Net	60,238	89,238
Hunan Changsha [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	8,904
Discount	1,046
Allowance	1,962
Net	5,896
Guangxi Guilin [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	39,499
Discount	4,640
Allowance	8,703
Net	26,156
Hunan Chenzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	508,568	556,864
Discount	59,742	65,416
Allowance	216,675	22,275
Net	232,151	469,173
Jiangxi Ji’an [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	572,830	513,019
Discount	67,291	60,265
Allowance	232,646	20,521
Net	272,893	432,233
Guangxi Nanning [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	164,740	183,322
Discount	19,352	21,535
Allowance	87,227	11,733
Net	58,161	150,054
Hunan Leiyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	632,745	316,450
Discount	74,329	37,174
Allowance	221,954	25,316
Net	336,462	253,960
Guangdong Dongguan Changping [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	458,637	262,089
Discount	53,877	30,788
Allowance	137,329	18,870
Net	267,431	212,431
Hunan Changsha County [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	61,641	70,348
Discount	7,241	8,264
Allowance	32,369	3,377
Net	22,031	58,707
Guizhou Zunyi [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	242,153	174,745
Discount	28,446	20,528
Allowance	92,445	11,184
Net	121,262	143,033
Jiangsu Xuzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	231,441	264,134
Discount	27,188	31,028
Allowance	122,605	19,018
Net	81,648	214,088
Hunan Yongxing [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	242,475	229,312
Discount	28,484	26,938
Allowance	119,993	14,676
Net	93,998	187,698
Hunan Hengyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	168,814	96,830
Discount	19,831	11,375
Allowance	57,952	5,423
Net	91,031	80,032
Hainan Sanya [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	127,994	83,542
Discount	15,036	9,814
Allowance	112,958	4,678
Net	0	69,050
Hunan Changsha Yuhua [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	493,196	281,393
Discount	57,936	33,056
Allowance	131,535	10,130
Net	303,725	238,207
Shandong Heze Dingtao [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	520,592	312,659
Discount	61,155	36,728
Allowance	140,112	22,511
Net	319,325	253,420
Shandong Heze Yuncheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	465,800	406,457
Discount	54,718	47,747
Allowance	158,529	32,517
Net	252,553	326,193
Shandong Heze Gaoxin [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	54,860	62,532
Discount	6,445	7,346
Allowance	17,169	3,752
Net	31,246	51,434
Shandong Zouping [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	63,011	56,279
Discount	7,402	6,611
Allowance	27,280	3,377
Net	28,329	46,291
Shandong Juye [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	411,995	470,114
Discount	48,398	55,225
Allowance	174,963	37,609
Net	188,634	377,280
Shandong Juancheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	449,363	434,596
Discount	52,787	51,053
Allowance	134,326	34,768
Net	262,250	348,775
Shandong Shanxian [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	494,525	329,855
Discount	58,093	38,749
Allowance	135,766	26,388
Net	300,666	264,718
Jiangxi Zhangshu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	67,120	45,336
Discount	7,885	5,326
Allowance	27,949	2,720
Net	31,286	37,290
Guangdong Foshan [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	96,776	110,447
Discount	11,368	12,974
Allowance	43,582	6,185
Net	41,826	91,288
Jiangxi Jingdezhen [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	78,079	18,760
Discount	9,172	2,204
Allowance	18,728	1,125
Net	50,179	15,431
Guangxi Yulin [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	391,435	398,554
Discount	45,982	46,819
Allowance	266,698	15,941
Net	78,755	335,794
Shandong Heze Cao County [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	438,404	500,254
Discount	51,500	58,766
Allowance	137,247	40,019
Net	249,657	401,469
Dongguan Nancheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	5,479
Discount	644
Allowance	1,207
Net	3,628
Hubei Macheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	99,023
Discount	11,632
Allowance	21,819
Net	65,572
Shandong Jining Liangshan [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	13,698
Discount	1,609
Allowance	3,018
Net	9,071
Guangdong Zhanjiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	35,957
Discount	4,224
Allowance	7,923
Net	23,810
Hunan Hengyang Shigu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	20,547
Discount	2,414
Allowance	4,527
Net	13,606
Jiangxi Ji’an Yongfeng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	18,492
Discount	2,172
Allowance	4,075
Net	12,245
Hunan Changde [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	37,669
Discount	4,425
Allowance	8,300
Net	24,944
Guangxi Nanning Jiangnan [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	41,095
Discount	4,828
Allowance	9,055
Net	$ 27,212